OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CHANGE DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001904148

CHNGE Mortgage Trust 2022-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Alan Lindeke, (714) 357 7432

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CHANGE DEPOSITOR, LLC

Date: August 12, 2022	By:	/s/ Thedora Nickel
	Name:	Thedora Nickel
	Title:	Executive Director

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – Consolidated Analytics Executive Summary

Schedule 1 – Due Diligence Standard Report

Schedule 2 – Grading Summary Report

Schedule 3 - Valuations Summary Report

Schedule 4 – Data Compare Report

99.2 - Third Party Due Diligence Report - Canopy Executive Summary

Schedule 1 – Rating Agency Grades Detail Report

Schedule 2 – Rating Agency Grades Summary Report

Schedule 3 - Valuations Findings Report

Schedule 4 – Data Compare Report